Financial Instruments and Risk Management - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended		12 Months Ended							9 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2010	Apr. 30, 2010	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Contractual customer relationships [Member]	Dec. 31, 2012 Wireless capitalized software [Member]	Dec. 31, 2012 Acquired technology [Member]	Sep. 30, 2012 Wireless [Member]	Dec. 31, 2012 Wireless [Member]	Dec. 31, 2012 Wireless [Member] Contractual customer relationships [Member]	Dec. 31, 2012 Wireless [Member] Wireless capitalized software [Member]	Dec. 31, 2012 Wireless [Member] Acquired technology [Member]	Dec. 31, 2012 Carrollton [Member]	Dec. 31, 2010 Micron Technology Inc. [Member]	Dec. 31, 2010 Micron Technology Inc. [Member]
Derivative [Line Items]
Notional amount of Derivative Instruments Not Designated as a Hedge	$ 874		$ 874		$ 817	$ 517	$ 874
Maximum percentage for Research and development and Corporate costs of the total forecasted transactions					80.00%
Maximum percentage for manufacturing costs of forecasted transactions					70.00%
Realized gain (loss) on Reduction in Cost of Sale					39	65	37
Realized gain (loss) on Reduction in Operating Expenses					32	52	42
Notional amount for hedge	1,850		1,850		1,552	1,759	1,850
Deferred Gain on Derivative Instrument, net of tax					30	(13)	(2)
Deferred Gain on Derivative Instrument, Tax					3	9
Period of accumulated other comprehensive income (loss)						12 months
Amount Reclassified as Other Income and Expenses, net					0	0
Notional share amount of price risk derivatives	20,056,131	5,000,000	10,000,000
Gain (loss) on financial instruments				6
Shares Sold	20,000,000		10,000,000
Proceeds from sale of derivatives																		16	5
Gain (loss) on the sale of derivatives																			4
Contingency premium paid on zero-cost collars							9
Notional amount to hedge forecasted sales, shares																			40,000,000
Cumulative change in fair value of the collars							27
Disposal of financial instrument						6
Maximum outstanding amount per instrument with each Bank , as percentage of total								20.00%
Maximum outstanding percentage of counterparty risk								15.00%
Percentage of trade account receivable represented by one customer					7.10%	11.30%
Impairment charges					1,268	4	11					690	1,234				21
Impairment on intangible assets					$ 312				$ 261	$ 45	$ 6		$ 312	$ 261	$ 45	$ 6